Schedule of Business Acquisitions by Acquisition (Details) - 222 Sheridan Bricktown Garage [Member] Integer in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) a ft² Integer
Asset Acquisition [Line Items]
Number of space | Integer	555
Property size | a	0.64
Retail size | ft²	15,628
Purchase price | $	$ 17,513